Average Annual Total Returns - Western Asset Management Strategic Bond Opportunities Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
Class A
Average Annual Return:
1 Year	6.92%
5 Years	6.71%
10 Years	5.55%
Class B
Average Annual Return:
1 Year	6.61%
5 Years	6.44%
10 Years	5.29%
Class E
Average Annual Return:
1 Year	6.77%
5 Years	6.55%
10 Years	5.39%